Financial assets and liabilities at fair value - Financial assets & liabilities reported at fair value in fair value hierarchy (Details) - SEK (kr) kr in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments
Fair value of financial assets	kr 366,591	kr 358,538
Fair value of financial liabilities	334,512	330,196
Debt securities issued
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	323,585	313,931
Derivatives
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	7,267	12,637
Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	25,804	33,136
Financial liabilities at fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	20,019	22,531
Financial liabilities at fair value through profit or loss | Level 3
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	5,785	10,605
Financial liabilities at fair value through profit or loss | Debt securities issued
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	18,537
Financial liabilities at fair value through profit or loss | Debt securities issued | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	14,551
Financial liabilities at fair value through profit or loss | Debt securities issued | Level 3
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	3,986
Financial liabilities at fair value through profit or loss | Derivatives
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	7,267
Financial liabilities at fair value through profit or loss | Derivatives | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	5,468
Financial liabilities at fair value through profit or loss | Derivatives | Level 3
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	1,799
Financial assets at fair value through profit or loss.
Disclosure of detailed information about financial instruments
Fair value of financial assets	72,512	59,518
Financial assets at fair value through profit or loss. | Level 1
Disclosure of detailed information about financial instruments
Fair value of financial assets	19,761	18,191
Financial assets at fair value through profit or loss. | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	52,710	41,272
Financial assets at fair value through profit or loss. | Level 3
Disclosure of detailed information about financial instruments
Fair value of financial assets	41	55
Treasuries/government bonds
Disclosure of detailed information about financial instruments
Fair value of financial assets	8,216	11,525
Treasuries/government bonds | Financial assets at fair value through profit or loss.
Disclosure of detailed information about financial instruments
Fair value of financial assets	8,216
Treasuries/government bonds | Financial assets at fair value through profit or loss. | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	8,216
Other interest-bearing securities except loans
Disclosure of detailed information about financial instruments
Fair value of financial assets	57,358	41,561
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss.
Disclosure of detailed information about financial instruments
Fair value of financial assets	57,358
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss. | Level 1
Disclosure of detailed information about financial instruments
Fair value of financial assets	19,727
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss. | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	37,631
Derivatives
Disclosure of detailed information about financial instruments
Fair value of financial assets	6,904	kr 6,432
Derivatives | Financial assets at fair value through profit or loss.
Disclosure of detailed information about financial instruments
Fair value of financial assets	6,904
Derivatives | Financial assets at fair value through profit or loss. | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	6,863
Derivatives | Financial assets at fair value through profit or loss. | Level 3
Disclosure of detailed information about financial instruments
Fair value of financial assets	41
Shares
Disclosure of detailed information about financial instruments
Fair value of financial assets	34
Shares | Financial assets at fair value through profit or loss.
Disclosure of detailed information about financial instruments
Fair value of financial assets	34
Shares | Financial assets at fair value through profit or loss. | Level 1
Disclosure of detailed information about financial instruments
Fair value of financial assets	kr 34